Notes receivable - Sapphire Medical Clinics Limited (Details) $ in Thousands, £ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2020 USD ($)	Aug. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Notes receivables			$ 3,157	$ 4,645
Curaleaf NJ, Inc. ("CLNJ")
Disclosure of financial assets [line items]
Notes receivable applied to purchase consideration	$ 83,200
Notes Receivable Sapphire Medicals Clinics Limited
Disclosure of financial assets [line items]
Notes receivables			842
Notes Receivable Sapphire Medicals Clinics Limited | Rockshaw Limited, Subsidiary of Emmac Life Sciences Limited
Disclosure of financial assets [line items]
Notes receivables		£ 1.5	800
Interest rate		7.00%
Interest income			$ 100
Number of days advance notice		5 days